UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22417

  Destra Investment Trust
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period:  September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Destra High Dividend Strategy Fund

Annual Report
September 30, 2012

Table of Contents

Shareholder Letter	3

Discussion of Fund Performance	4

Fund Risk Disclosures	8

Overview of Fund Expenses	10

Portfolio of Investments	11

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	23

Supplemental Information	24

Trustees and Officers	25

General Information	27

Not FDIC or Government Insured, No Bank Guarantee, May Lose Value

Dear Shareholder,

Welcome to the Destra High Dividend Strategy Fund. Destra is dedicated to helping you achieve your investment goals by offering innovative investment strategies managed by talented investment professionals with proven long term track records. Our managers seek to provide downside protection when markets fall as well as participate on the upside when markets rise.

The past 12 months of your Fund’s fiscal year (ending September 30, 2012) have certainly been interesting from an investment perspective. The calendar fourth quarter of 2011 and the first quarter of 2012 saw the US equity markets in a rally mode as markets rose to their highest levels since before the financial crisis. From the lows of October 2011, the S&P 500 rose almost 30% through March 2012. Investors grew more confident as the European debt crisis showed signs of improvement, as did the US economy. However, despite the strong showing in the US equity markets, many investors remained on the sidelines or invested in low yielding long term bonds. The quarter ending June 2012 saw the markets turn lower. The S&P 500 declined 2.75% and the MSCI World Index declined by 5% as investors seemed troubled by slower US growth, the upcoming expiring Bush tax cuts and automatic spending cuts known as the “fiscal cliff”, as well as renewed fears regarding the European debt crisis.

For the quarter ended September 2012, the US equity markets rallied, driven by global monetary easing and some better than expected earnings results reported during the quarter. The S&P 500 rose 6.35% during that period.

For the full fiscal year of the Fund, ended September 2012, the S&P 500 rose 30.20%. More and more it seems that the markets are being driven by policymakers or macro events rather than fundamentals. The European Central Bank’s lowering of deposit rates, the Federal Reserve’s quantitative easing (QE3), the Fed’s intention to maintain low interest rates through mid-2015, the purchase by the Federal Open Market Committee of $40 billion of mortgage-backed securities per month and the new bank capital guidelines under the Dodd-Frank Act, all have driven the market to a degree throughout the year. This trend makes it difficult to add value through good stock selection. Going forward, the outcome of the upcoming US presidential election and the resolution of the fiscal cliff issues should remove much of the uncertainty felt by investors. Hopefully those resolutions will be favorable for the markets.

As we have said in the past, we believe investors will be best served by having a well thought out, long term investment plan and sticking to it. Moving in and out of the markets or waiting on the sidelines until uncertainty is removed can be a losing proposition. It is too late to participate in market increases if you wait until the market rise takes place.

We at Destra have selected our managers because they have demonstrated the ability to maintain their investment discipline through different and at times difficult market or economic scenarios over a very long term. These managers have also demonstrated their ability to help protect on the downside when markets fall. When you keep more of your investment in down markets you do not have to earn as much in up markets to outperform. At Destra we call that Responsible Alpha™.

We thank you for investing in the Destra High Dividend Strategy Fund and for your long term approach to investing.

Sincerely,

Peter Amendolair
Chief Investment Officer
Destra Capital Advisors LLC

Destra High Dividend Strategy Fund
Discussion of Fund Performance

Destra High Dividend Strategy Fund

Inception Date: August 10, 2011			Inception Date: November 1, 2011
Share Class	1 year	Life of Fund	Share Class	6 months	Life of Fund
A at NAV	22.23%	23.37%	C at NAV	3.96%	10.71%
A with Load	15.23%	16.24%	C with Load	2.96%	9.71%
I at NAV	22.72%	23.87%
S&P 500 Index	30.20%	26.08%	S & P 500 Index	3.43%	17.37%

Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.destracapital.com or call 877.855.3434. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A Class shares have a maximum sales charge of 5.75%. C Class shares have a maximum deferred sales charge of 1.00%.

The Fund’s total returns would have been lower if certain expenses had not been waived or reimbursed by the investment adviser. Returns for less than 1 year are not annualized.

The High Dividend Strategy Fund estimated total annual operating expense ratio, gross of any fee waiver or expense reimbursement were anticipated to be 532.98% for Class A, 2.45% for Class C, and 44.22% for Class I shares. There is a contractual/voluntary fee waiver currently in place for this Fund through February 1, 2022, to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares of average net assets per year. Some expenses fall outside of this cap and actual expenses may be higher than 1.60% for Class A, 2.35% for Class C, and 1.32% for Class I shares. Without this expense cap, actual returns would be lower.

The S&P 500 Index is a stock market index containing the stocks of 500 American Large-Cap Corporations.

Growth of $10,000 Investment
Since Inception At Offering Price

The chart above represents historical performance of a hypothetical investment of $10,000 over the life of the Fund. Class A Shares have a maximum sales charge of 5.75% imposed on purchases. Indexes are unmanaged and do not take into account fees, expenses, or other costs. Past performance does not guarantee future results. The hypothetical example does not represent the returns of any particular investment.

Destra High Dividend Strategy Fund
Discussion of Fund Performance, Continued

	High
	Dividend
	Fund	S&P 500
# of Holdings	40	500
Wtd. Avg. Market Cap	$60.7 bil	$27.3 bil
Price to Earning: Trailing Operating	13.3x	15.3x
Price to Book	3.0x	2.2x
Master Limited Partnerships	17.1%

		% of Total
Top Ten Holdings	Ticker	Investments
NiSource, Inc	NI	4.8%
Abbot Laboratories	ABT	4.0%
General Electric Co.	GE	3.9%
Enterprise Product Partners LP	EPD	3.9%
American Water Works Co.	AWK	3.8%
Kinder Morgan Energy Partners LP	KMP	3.6%
Seadrill Ltd.	SDRL	3.6%
Energy Transfer Partners LP	ETP	3.4%
The Williams Cos, Inc.	WMB	3.4%
AT&T, Inc.	ATT	3.1%

Industry Sectors		Weight
Energy		30.1%
Health Care		18.1%
Utilities		11.6%
Financials		10.5%
Technology		8.2%
Telecommunication Services		7.2%
Industrials		4.9%
Materials		4.2%
Cash		3.3%
Consumer Staples		1.9%

Destra High Dividend Fund Portfolio Manager Letter 2012

1. Fund Snapshot –
The Fund’s objective is to seek long-term total return and current income.

Consistent with Miller Howard’s philosophy, the Fund invests in high yielding, financially strong companies that are believed can grow their dividends. The disciplined investment process focuses on compounding income — not style, sector, or asset allocation — the main driver of long-term returns. Many studies, including Miller Howard’s own, show that dividend-paying stocks have historically outperformed non-dividend-paying stocks, and companies that increase their dividends tend to perform the best. Stock prices may fluctuate, but dividends, when paid, are always positive. Miller Howard’s analysis of a company begins with the question, “is the dividend safe and will it grow”?

2. How did the Fund do in the reporting period?
The Destra High Dividend Strategy earned a total return of 22.23% at Net Asset Value, “NAV” (without load), for Class A shares and 22.72% at NAV for Class I shares over the twelve months ending September 30, 2012, underperforming its benchmark, the S&P 500’s total return of 30.20%. On November 1, 2011 the Fund launched Class C shares. From its inception through September 30, 2012 the NAV (without load) performance of the Class C shares was 10.71%.

The Fund’s strategy seeks to achieve total return and to a lesser extent, current income, by investing in dividend paying securities and the market generally rewarded those kinds of companies over the reporting period, on an absolute basis, as evidenced by the Fund’s total return. However, there were some strong market rallies where higher risk and lower or even no dividend paying stocks came into favor. This is typical in recovering equity markets and something that Miller Howard, the Fund’s subadvisor has seen before. It does not change their conviction about staying true to the dividend focus they bring to the Funds’ management and through time they expect to achieve the Fund’s objective with their focus on dividend paying and growing companies.

3. What was the market/economic environment during the period?
It was a “risk on” year, where the Fund’s high quality, more conservative strategy will generally lag the S&P 500 as more economically sensitive stocks drove returns. “Risk on” is a term relatively new to investing, but quite fashionable of late to describe significant allocation of investor or market interest toward equities and other assets that have historically been thought of as riskier than cash instruments or government securities. (“Risk off” is its antithesis, and signifies selling of equities and other “risk on” assets, to shift toward Treasuries and cash.) Sectors such as Consumer Durables and Financials, many of which have had severe financial problems over the past four years, pushed the index higher with returns much stronger in those sectors this year than in the previous four years. More stable Utility and Consumer Staple issues lagged the overall market by a large amount as investors satisfied their appetite for increased risk, but in an absolute sense, still returned generally positive results. The Fund’s disciplined strategy was hurt by a lack of candidates in those outperforming sectors due to the companies’ generally low yields, damaged balance sheets, and their lack of a discernible path towards dividend growth.

Despite the vagaries of the stock market, Miller Howard continues to adhere to its proven discipline of searching for financially strong, high yielding stocks that it believes can grow their dividends. As always, whether any individual stock was in favor this year or not, the stocks in the portfolio continued to pay their dividends, and the Fund benefitted from 55 dividend increases in the roughly 40 stock portfolio.

4. Which holdings contributed to the Fund’s performance?
For the fiscal year ending September 30, 2012, the Fund was overweight in Energy in relation to the S&P 500 because the Fund’s MLPs are classified there, and despite slightly negative sector performance in relation to the index, strong stock selection here contributed positively to the Fund. The Fund was close to equal-weight the S&P 500 in the Materials sector and, although the sector was flat in relation to the index, strong issue selection helped boost Fund performance.

Strong individual contributors, for the Fiscal year ending September 30, 2012, included Abbott Labs (ABT) (4.0% of the Fund), General Electric (GE) (3.9% of the Fund) and Williams Cos (WMB) (3.4% of the Fund).

5. Which holdings detracted from the Fund’s performance?
For the Fiscal year ending September 30, 2012, the Fund was underweight in the Information Technology sector in relation to the S&P 500 and the sector’s underperformance in relation to the index coupled with weaker stock selection dragged on the Fund. The Fund was overweight in Telecommunication Services in relation to the S&P 500 and while the sector was slightly positive in relation to the index, weak issue selection hurt the Fund.

Weak individual contributors, for the year ending September 30, 2012, included Microchip Technologies (MCHP) (1.6% of the Fund), Maxim Integrated Products (MXIM) (1.8% of the Fund), and Digital Realty (DLR) (2.2% of the Fund).

6. What is your outlook for the Fund in the coming 12 months?
Miller Howard believes there is a much higher level of uncertainty and fear about future growth potential, government/currency stability, and even solvency. Whereas once investors felt that they could count on a limitless trajectory of economic growth punctuated by occasional backtracking that was soon healed in the “business cycle” process, now the “fiscal cliff” image is far a broader and more potent metaphor than a simple concern over congressional action by year-end. There is a reduction in faith among investors, a wavering of optimism. Since faith represents the emotional content of stock pricing (the rational content would be the actual facts), values and valuation have lost some shine. This will be how it is until something changes. Investors have been expecting change and recovery for many quarters now, and it’s hardly happened. Something is new and different. Something is interfering with the famed business cycle. We won’t pretend that we can define this “something”, but we do know that people need energy, and food, and water, and healthcare, and shelter, and phone, and internet…the basics of life. These areas of fundamental necessities will continue to provide opportunities for investment and return on investment for both companies and their shareholders. Clearly, this is where investors’ attention needs to remain focused.

Funds Risk Disclosures – Destra High Dividend Strategy Fund
This document may contain forward–looking statements representing Destra’s or the portfolio manager or sub-adviser’s beliefs concerning futures operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s or the portfolio managers or sub-advisers control or are subject to change, actual results could be materially different. There is no guarantee that such forward looking statements will come to pass.

Some important risks of the Destra High Dividend Strategy Fund are:

PRINCIPAL RISKS
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Equity Securities Risk—Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Dividend Income Risk—Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such stock. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future. In such an event, the yield on the Fund’s dividend paying equity securities would be adversely affected. Depending upon market conditions, income producing equities that meets the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. This may limit the ability of the Fund to achieve its investment objective.

Foreign Investment Risk/Emerging Markets Risk—Because the Fund can invest its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

Depositary Receipts Risk—Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Currency Risk—Since a portion of the Fund’s assets may be invested in securities denominated foreign currencies, changes in currency exchange rates may adversely affect the Fund’s net asset value, the value of dividends and income earned, and gains and losses realized on the sale of securities.

Master Limited Partnership Risk and Sector Risk—An investment in units of master limited partnerships (“MLPs”) involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Fund of distributions from the MLP, likely causing a reduction in the value of the Fund’s shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole.

Energy Companies Risk—The Fund invests in energy companies, including pipeline and gas distribution companies. General problems of energy companies include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact energy companies.

Convertible Securities Risk—The market value of a convertible security often performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will under-perform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Derivatives Risk—The use of derivatives such as options entail certain execution, market, liquidity, hedging and tax risks. If the investment adviser’s prediction of movements in the direction of the securities, foreign currency, interest rate or other referenced instruments or markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies. The Fund will be subject to risks that include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value.

Risks Associated with Active Management—The Fund is an actively managed portfolio and its success depends upon the investment skills and analytical abilities of the Fund’s sub-adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment sub-adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

General Fund Investing Risks—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its objective. Investors in the Fund should have long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Overview of Fund Expenses — As of September 30, 2012 (unaudited)

As a shareholder of the Destra Investment Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid through 9/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing cost of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized Expense Ratios	Expenses
	Account	Account	During the	Paid
	Value	Value	Period 4/1/12	through
	3/31/12	9/30/12	to 9/30/12	to 9/30/12†
Destra High Dividend Strategy Fund Class A
Actual	$1,000.00	$1,043,05	1.60%	$8.17
Hypothetical (5% return before expenses)	1,000.00	1,017.00	1.60%	8.07
Destra High Dividend Strategy Fund Class C
Actual	1,000.00	1,039.62	2.35%	11.98
Hypothetical (5% return before expenses)	1,000.00	1,013.25	2.35%	11.83
Destra High Dividend Strategy Fund Class I
Actual	1,000.00	1,044.95	1.32%	6.75
Hypothetical (5% return before expenses)	1,000.00	1,018.40	1.32%	6.66

†
Expenses are calculated using the Fund’s annualized expense ratio, which includes waived fees or reimbursed expenses, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the six-months period). Hypothetical expenses assume the Fund was outstanding for a full six-month period and not the shorter actual period shown above.

DESTRA HIGH DIVIDEND STRATEGY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012

Number
of
Shares	Description	Fair Value
	Common Stocks - 96.9%
	Consumer Staples - 1.9%
9,986	H.J. Heinz Co.	$ 558,717
	Energy - 30.2%
6,587	Energy Transfer Equity LP	297,732
23,595	Energy Transfer Partners LP	1,004,439
21,071	Enterprise Products Partners LP	1,129,406
12,939	Kinder Morgan Energy
	Partners LP	1,067,467
13,349	ONEOK Partners LP	794,265
7,606	Plains All American Pipeline LP	670,849
26,739	Seadrill Ltd. (Bermuda)	1,048,704
13,838	Spectra Energy Corp.	406,284
30,064	Statoil ASA, ADR (Norway)	775,351
28,695	The Williams Cos., Inc.	1,003,464
12,736	Total SA, ADR (France)	638,074
		8,836,035
	Financials - 10.6%
5,690	Bank of Montreal (Canada)	335,937
16,239	Cincinnati Financial Corp.	615,296
10,152	CME Group, Inc.	581,710
9,137	Digital Realty Trust, Inc.	638,219
13,765	HCP, Inc.	612,267
30,759	Valley National Bancorp	308,205
		3,091,634
	Health Care - 18.1%
17,126	Abbott Laboratories	1,174,159
10,153	Baxter International, Inc.	611,820
13,190	Eli Lilly & Co.	625,338
19,160	GlaxoSmithKline PLC, ADR
	(United Kingdom)	885,958
12,173	Johnson & Johnson	838,841
12,560	Merck & Co., Inc.	566,456
23,942	Pfizer, Inc.	594,959
		5,297,531
	Industrials - 4.9%
50,246	General Electric Co.	1,141,087
27,381	R.R. Donnelley & Sons Co.	290,239
		1,431,326
	Information Technology - 6.2%
36,329	Intel Corp.	823,942
19,989	Maxim Integrated Products, Inc.	532,107
14,241	Microchip Technology, Inc.	466,250
		1,822,299
	Materials - 4.2%
18,428	International Paper Co.	669,305
18,015	MeadWestvaco Corp.	551,259
		1,220,564
	Software & Services - 1.9%
22,371	CA, Inc.	576,389
	Telecommunication Services - 7.2%
23,732	AT&T, Inc.	894,696
6,902	BCE, Inc. (Canada)	303,274
18,177	Vodafone Group PLC, ADR
	(United Kingdom)	517,954
38,552	Windstream Corp.	389,761
		2,105,685
	Utilities - 11.7%
30,298	American Water Works Co., Inc.	1,122,844
16,145	National Grid PLC, ADR
	(United Kingdom)	893,787
54,849	NiSource, Inc.	1,397,552
		3,414,183
	Total Common Stocks
	(Cost $26,949,187)	28,354,363
	Money Market Mutual Funds - 3.4%
980,907	Fidelity Institutional Money Market
	Prime, 0.10% (a)
	(Cost $980,907)	980,907
	Total Investments - 100.3%
	(Cost $27,930,094)	29,335,270
	Liabilities in excess of
	other Assets - (0.3%)	(93,790)
	Net Assets - 100.0%	$ 29,241,480

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$1,048,704	3.6%
Canada	639,211	2.2
France	638,074	2.2
Norway	775,351	2.6
United Kingdom	2,297,699	7.9
United States	23,936,231	81.8
Total Investments	29,335,270	100.3%
Liabilities in excess of other Assets	(93,790)	(0.3)
Net Assets	$29,241,480	100.0%

ADR - American Depositary Receipt
ASA - Stock Company
LP- Limited Partnership
PLC - Public Limited Company
SA - Corporation

(a) Interest rate shown reflects yield as of September 30, 2012.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2012

Assets
Investments:
Investments at cost	$27,930,094
Net unrealized appreciation	1,405,176
Total investments at value	29,335,270
Receivables:
Capital shares sold	349,054
Due from the advisor	71,184
Dividends and interest	61,789
Prepaid expenses	2,465
Total assets	29,819,762

Liabilities:
Payables:
Investments purchased	300,896
Transfer agent fees	66,223
Legal fees	38,542
Audit fees	24,932
Capital shares payable	13,933
Trustees’ fees	5,865
Other expenses and payables	127,891
Total liabilities	578,282
Net Assets	$29,241,480

Composition of Net Assets
Paid-in capital ($0.001 par value common stock)	$27,942,186
Undistributed net investment income	115,876
Accumulated net realized loss on investments	(221,758)
Net unrealized appreciation on investments	1,405,176
Net Assets	$29,241,480

Net Assets
Class A	$15,734,336
Class C	$5,067,485
Class I	$8,439,659

Shares Outstanding
Class A	862,884
Class C	307,161
Class I	463,036

Net Asset Value Per Share
Class A	$18.23
Class C	$16.50
Class I	$18.23

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
Year ended September 30, 2012

Investment Income
Dividends	$479,998
Less: foreign taxes withheld	(9,985)
Total Investment Income	470,013

Expenses
Advisory fees	110,401
Transfer agent fees	109,431
Legal fees	64,750
Offering costs	57,564
Shareholder reporting fees	42,970
Audit fees	32,595
Blue Sky Class A	28,933
Blue Sky Class C	28,699
Blue Sky Class I	27,422
Custody fees	26,162
Administration and accounting fees	25,041
Shareholder services fees	21,392
Distribution fees Class A	20,028
Distribution fees Class C	19,092
Trustees’ fees and expenses	12,853
Insurance fees	3,130
Other expenses	5,361
Total expenses	635,824
Less: expense waivers and reimbursements	(422,247)
Net expenses	213,577
Net Investment Income	$256,436

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	$(212,202)
Foreign currency translations	49
Net realized loss on investments in securities and foreign currency translations	(212,153)
Net change in unrealized appreciation on investments in securities	1,398,765
Net realized and unrealized gain on investments in securities and foreign currency transactions	1,186,612
Net Increase in Net Assets Resulting from Operations	$1,443,048

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended September 30, 2012 and period ended September 30, 2011

		For the
	For the	period
	year	August 10,
	ended	2011* to
	September 30,	September 30,
	2012	2011
Increase in Net Assets Resulting from Operations
Net investment income	$256,436	$2,296
Net realized loss on investments in securities and foreign currency translations	(212,153)	(1)
Net change in unrealized appreciation on investments in securities	1,398,765	6,411
Net increase in net assets resulting from operations	1,443,048	8,706

Class A
Distribution to Shareholders
Net investment income	(108,988)	—
Net realized gain	(9)	—
Total distributions to shareholders	(108,997)	—

Class C
Distribution to Shareholders
Net investment income	(17,472)	—
Net realized gain	(2)	—
Total distributions to shareholders	(17,474)	—

Class I
Distribution to Shareholders
Net investment income	(41,345)	—
Net realized gain	(9)	—
Total distributions to shareholders	(41,354)	—

Class A
Capital Share Transactions
Proceeds from shares sold	17,855,683	26,033
Dividends reinvested	91,304	—
Cost of shares redeemed	(2,915,945)	—
Net increase from capital share transactions	15,031,042	26,033

Class C
Capital Share Transactions
Proceeds from shares sold	4,936,953	—
Dividends reinvested	14,556	—
Cost of shares redeemed	(56,183)	—
Net increase from capital share transactions	4,895,326	—

Class I
Capital Share Transactions
Proceeds from shares sold	7,140,841	1,000,020
Dividends reinvested	34,881	—
Cost of shares redeemed	(172,779)	—
Redemption Fees	2,187	—
Net increase from capital share transactions	7,005,130	1,000,020

Total increase in net assets	28,206,721	1,034,759
Net Assets
Beginning of year	1,034,759	—
End of year	$29,241,480	$1,034,759
Undistributed net investment income at end of period	$115,876	$2,540

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS, CONTINUED
For the year ended September 30, 2012 and the period ended September 30, 2011

		For the
	For the	period
	year	August 10,
	ended	2011* to
	September 30,	September 30,
	2012	2011
Class A
Change in Shares Outstanding
Shares outstanding, beginning of period	1,656	—
Shares sold	1,028,448	1,656
Shares reinvested	5,245	—
Shares redeemed	(172,465)	—
Shares outstanding, end of period	862,884	1,656

Class C
Change in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares sold	309,903	—
Shares reinvested	918	—
Shares redeemed	(3,660)	—
Shares outstanding, end of period	307,161	—

Class I
Change in Shares Outstanding
Shares outstanding, beginning of period	66,668	—
Shares sold	404,029	66,668
Shares reinvested	2,033	—
Shares redeemed	(9,694)	—
Shares outstanding, end of period	463,036	66,668

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For the year ended September 30, 2012 and the period ended September 30, 2011

Beneficial interest outstanding throughout the period is presented below:
For the
For the	period
year	August 10,
ended	2011* to
September 30,	September 30,
2012	2011
Class A
Net asset value, beginning of period	$15.14	$15.00
Investment operations:
Net investment income1	0.36	0.02
Net realized and unrealized gain	2.99	0.12
Net Increase in Net Asset Value from Operations	3.35	0.14

Distributions paid to shareholders from:
Net investment income	(0.26)	—
Net realized gains	—	5	—
Total distributions	(0.26)	—

Net asset value, end of period	$18.23	$15.14

TOTAL RETURN2	22.23%	0.93	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$15,734	$25.00
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.60%	1.60	%3
Expenses, prior to expense reimbursements/waivers	3.95%	532.98	%3
Net investment income	2.06%	1.05	%3
Portfolio turnover rate	16.80%	—	%4

Class C†
Net asset value, beginning of period	$15.00	—
Investment operations:
Net investment income1	0.19	—
Net realized and unrealized gain	1.41	—
Net Increase in Net Asset Value from Operations	1.60	—

Distributions paid to shareholders from:
Net investment income	(0.10)	—
Net realized gains	—	5	—
Total distributions	(0.10)	—

Net asset value, end of period	$16.50	$—

TOTAL RETURN2,4	10.71%	—%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$5,067	$—
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers3	2.35%	—
Expenses, prior to expense reimbursements/waivers3	6.67%	—
Net investment income3	1.26%	—
Portfolio turnover rate	16.80%	—%

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS, CONTINUED
For the year ended September 30, 2012 and the period ended September 30, 2011

For the
For the	period
year	August 10,
ended	2011* to
September 30,	September 30,
2012	2011
Class I
Net asset value, beginning of period	$15.14	$15.00
Investment operations:
Net investment income1	0.38	0.04
Net realized and unrealized gain	3.03	0.10
Net Increase in Net Asset Value from Operations	3.41	0.14

Distributions paid to shareholders from:
Net investment income	(0.32)	—
Net realized gains	—	5	—
Total distributions	(0.32)	—

Net asset value, end of period	$18.23	$15.14

TOTAL RETURN2	22.72%	0.93	%4
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s omitted)	$8,440	$1,010
Ratios to average net assets:
Expenses, net of expense reimbursements/waivers	1.32%	1.32	%3
Expenses, prior to expense reimbursements/waivers	6.26%	44.22	%3
Net investment income	2.18%	1.60	%3
Portfolio turnover rate	16.80%	—	%4

*	Commencement of operations.
†	Data is provided for the period November 1, 2011 (commencement of operations) to September 30, 2012.
1	Based on average shares outstanding.
2
Assumes an investment at net asset value at the beginning of period, reinvestment of all distributions for the period and does not include payment of the maximum sales charge or contingent deferred sales charge (CDSC). Total return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

3	Annualized.
4	Not annualized.
5	Greater than $0.000, but less than $0.005.

The accompanying notes are an integral part of these financial statements.

NOTES TO THE FINANCIAL STATEMENTS
September 30, 2012

1. ORGANIZATION

Destra Investment Trust (the “Trust”) was organized as a Massachusetts business trust on May 25, 2010, as an open-end investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). At the end of the period, the Trust consisted of one fund, the Destra High Dividend Strategy Fund (the “Fund” or “High Dividend Fund”). The High Dividend Fund’s investment objective is to seek long-term total return and current income. The Fund currently offers three classes of shares, Classes A, C, and I. All share classes have equal rights and voting privileges, except in matters affecting a single class. The Fund is diversified and represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own investment objective, policies and strategies.

The Destra International L-Series Fund (“International”) and Destra US All Cap L-Series Fund (“US All Cap”) were closed on February 29, 2012. Some of the shareholders within these funds redeemed their shares in-kind at liquidation and then purchased in-kind into the Destra Next Dimension Fund (“Next Dimension Fund”).

The Next Dimension Fund was then closed on July 18, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the High Dividend Fund:

Investment Valuation

Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter (“OTC”) market on which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Debt securities are valued at the prices supplied by the pricing agent for such securities, if available, and otherwise shall be valued at the available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Fund estimates fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Fund’s procedures are approved by the Board of Trustees.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of September 30, 2012:

Destra High Dividend Strategy Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$28,354,363	$—	$—	$28,354,363
Money Market Mutual Funds	980,907	—	—	980,907
Total	$29,335,270	$—	$—	$29,335,270

* Please refer to the schedule of investments to view securities segregated by industry type.

The Fund held no Level 2 and Level 3 securities during the year ended September 30, 2012.

Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date basis. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund is presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Allocation of Income and Expenses

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

Organization and Offering Costs

Costs incurred by the Fund in connection with its organization were paid by Destra Capital Advisors LLC (the “Advisor”). The Fund does not have any obligation to reimburse the Advisor or its affiliates for organizational expenses paid on its behalf. Offering costs have been capitalized by the Fund and will be amortized into expense over the first twelve months of its operations.

Cash and Cash Equivalents

Cash and cash equivalents includes U.S. dollar at bank accounts at amounts which may exceed insured limits. The Fund is a subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Distributions to Shareholders

The Fund intends to pay substantially all of its net investment income to shareholders through annual distributions. In addition, the Fund intends to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Fund and the Destra Capital Advisors, subject to the oversight of the Fund’s Board of Trustees, the Advisor is responsible for managing the Fund’s business affairs and providing day-to-day administrative services either directly or through others selected by it for the Fund. The Advisor receives an annual fee payable monthly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Advisor has agreed to waive its fee and/or reimburse the other expenses to the extent necessary to reduce the expense ratios of Class A, Class C, and Class I of High Dividend to 1.60%, 2.35%, and 1.32%, respectively. The expense ratio for each class represents the ratio of the total annual operating expenses of the class (excluding interest, taxes, dividend expense, borrowing costs, interest expense relating to short sales and extraordinary expenses, if any) to the average net assets of the class.

Sub-Advisory Agreement

The Fund has retained Miller/Howard Investments, Inc. (“Miller/Howard”) to serve as its investment sub-adviser. The Advisor has agreed to pay from its own assets an annualized sub-advisory fee to Miller/Howard equal to one half of the net advisory fees collected by the Advisor.

Administrator, Custodian and Accounting Agent

The Bank of New York Mellon serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s Transfer Agent.

4. DISTRIBUTION AND SERVICE PLANS

The Fund’s Class A and C shares have adopted distribution and shareholder servicing plan (“Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 1.00% of the average daily net assets of Class A and C shares of the Fund, respectively. Payments are made to Destra Capital Investments LLC, the Fund’s distributor (the “Distributor”), who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries’ customers.

For the year ended September 30, 2012 the Fund incurred distribution fees under the Plan as follows:

Fund Class	Amount
Destra High Dividend Strategy Fund – Class A	$20,028
Destra High Dividend Strategy Fund – Class C	19,092

For the year ended September 30, 2012 the Fund incurred shareholder servicing fees under the Plan as follows:

Fund Class	Class A	Class C	Class I
Destra High Dividend Strategy Fund	$12,017	$4,773	$4,602

5. FEDERAL INCOME TAX MATTERS

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund does not expect to be subject to U.S. federal excise tax.

For the year ended September 30, 2012, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows:

		Gross	Gross
	Cost of	Unrealized	Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Appreciation
Destra High Dividend Strategy Fund	$27,964,559	$1,867,543	$(496,832)	$1,370,711

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-deductible offering costs, investments in publicly traded partnerships and deferral of post-October losses. For the year ended September 30, 2012, the components of accumulated earnings/loss on tax-basis were as follows:

			Net	Total
	Undistributed	Accumulated	Unrealized	Accumulated
	Ordinary	Capital and	Appreciation	Earnings
	Income	Other Losses	(Depreciation)	(Losses)
Destra High Dividend Strategy Fund	$115,876	$(187,293)	$1,370,711	$1,299,294

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment, non-deductible offering costs, investments in publicly traded partnerships and foreign currency gains and losses. Results of operations and net assets were not affected by these reclassifications.

For the year ended September 30, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Accumulated
Net
	Undistributed	Realized Gain
	Net Investment	(Loss) on	Paid-in
	Income	Investments	Capital
Destra High Dividend Strategy Fund	$24,705	$(9,605)	$(15,100)

At September 30, 2012, for Federal income tax purposes, the Fund had no capital loss carryforwards.

Certain net losses incurred after October 31 and December 31, and within the taxable year or period are deemed to arise on the first business day of the Fund’s next taxable year. For the year ended September 30, 2012, the Fund deferred to October 1, 2012 these losses of:

			Late Year
			Ordinary
	Short-Term	Long-Term	Losses
Destra High Dividend Strategy Fund	$187,315	$ —	$ —

The tax character of distributions paid for the year ended September 30, 2012 were as follows:

	Distributions	Distributions	Distributions
	Paid From	Paid From	Paid From
	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital
Destra High Dividend Strategy Fund	$167,805	$20	$ —

6. INVESTMENT TRANSACTIONS

For the year ended September 30, 2012, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments were as follows:

	Purchases	Sales
Destra High Dividend Strategy Fund	$28,366,930	$2,103,228

7. PURCHASES AND REDEMPTIONS OF SHARES

Purchases of Class A shares are subject to an initial sales charge on purchases of less than $1,000,000. The Fund’s Class A, C, and I shares are purchased at prices per share as determined at the close of the regular trading session of the NYSE after a purchase order is received in good order by a Fund or its authorized agent. Some authorized agents may charge a separate or additional fee for processing the purchase of shares.

Redemption requests will be processed at the next net asset value per share calculated after a redemption request is accepted. For Class I shares, a redemption fee of 2.00% may be deducted from a shareholder’s redemption proceeds with respect to shares redeemed within 90 days of purchase. The Fund charges this fee in order to discourage short-term investors. The Fund retains this fee for the benefit of the remaining shareholders.

A contingent deferred sales charge of 1.00% may be deducted with respect to Class A shares purchased without a sales load and redeemed within 12 months of purchase.

A contingent deferred sales charge of 1.00% applies on Class C shares redeemed within 12 months of purchase. The contingent deferred sales charge may be waived for certain investors as described in the Fund’s Prospectus.

8. SUBSEQUENT EVENTS

The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Destra Investment Trust:

We have audited the accompanying statement of assets and liabilities of the Destra High Dividend Strategy Fund (the “Fund” within Destra Investment Trust), including the schedule of investments, as of September 30, 2012, the related statements of operations for the year then ended, and the statement of changes in net assets and the financial highlights for year then ended and the period August 10, 2011 (commencement of operations) to September 30, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2012 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2012, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period August 10, 2011 (commencement of operations) to September 30, 2011, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
November 27, 2012

SUPPLEMENTAL INFORMATION (UNAUDITED)

Federal Tax Status of Dividends Declared during the Tax Year

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below.

Funds	DRD	QDI
Destra High Dividend Strategy Fund	93.75%	100.00%

TRUSTEES AND OFFICERS
(unaudited)

The management of the Trust, including general supervision of the duties performed for the Fund under the Investment Management Agreement, is the responsibility of the Board of Trustees. The Trust has four trustees, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and three of whom are not interested persons (referred to herein as “independent trustees”). None of the independent trustees has ever been a trustee, director or employee of, or consultant to, Destra Capital Advisors LLC or its affiliates. The names, business addresses and year of birth of the trustees and officers of the Fund, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below. The trustees of the Trust are trustees of the Fund. The address of each officer and trustee is 901 Warrenville Rd. Suite 15, Lisle, IL 60532.

Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Diana S. Ferguson	Trustee	Term-	Chief Financial Officer	3	Tree House Foods
Birth year: 1963		Indefinite*	(2010-2011), Chicago		Urban Partnership Bank
		Length of	Board of Education;
		Service-	Senior Vice President
		Since 2010	and Chief Financial
Officer (2008), Folgers
Coffee Company;
Executive Vice President
and Chief Financial Officer
(2007-2008), Merisant
Worldwide; Senior
Vice President and
Chief Financial Officer
(2001-2007), Sara Lee
Foodservice
William M. Fitzgerald, Sr.	Trustee	Term-	Founder, Global	3	Director, Syncora Holdings
Birth Year: 1964		Indefinite*	Infrastructure Asset		Ltd. and its affiliates,
		Length of	Management LLC;		Syncora Guarantee Inc.
		Service-	Managing Director		and Syncora Capital
		Since 2010	(1988-2007), Nuveen		Assurance Inc.- Financial
			Investments LLC; Chief		Guarantee Company,
			Investment Officer		Ariel Education Initiative,
			(2000-2007), Nuveen		Advisory Board
			Asset Management;		of Bannockburn
			Director, Syncora Holdings		Securities, LLC
Ltd. and its affiliates,
Syncora Guarantee Inc.
and Syncora Capital
Assurance Inc.- Financial
Guarantee Company

TRUSTEES AND OFFICERS, CONTINUED
(unaudited)
Independent Trustees
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Independent Trustees
Louis A. Holland, Jr.	Trustee	Term-	President and Chief	3	Holland Capital
Birth Year: 1964		Indefinite*	Financial Officer		Management- Corporate
		Length of	(2008-present),		Board of Director; HP
		Service-	CUMOTA LLC:		Schmaltz Restaurants-
		Since 2010	Managing Director		Corporate Board;
			(2000-2008), Nuveen		Schmaltz ONLINE-
			Investments		Corporate Board of
Director; National
Alzheimer’s Association-
National Board Member;
DuPage PADs- Board
Member
Interested Trustee
Nicholas Dalmaso **	Trustee, Chief	Term-	Co-Chairman,	3	None
Birth Year: 1965	Executive Officer,	Indefinite*	General Counsel
	Secretary	Length of	and Chief Operating
		Service-Since	Officer of Destra
		2010	Capital Management
LLC, President, Chief
Operating Officer and
General Counsel, Destra
Capital Advisors LLC;
President, Chief Operating
Officer and General
Counsel, Destra Capital
Investments LLC; (2001-2008)
General Counsel and Chief
Administrative Officer,
Claymore Securities, Inc.
Number of
		Term of		Portfolios in
		Office and	Principal	Fund	Other
	Position(s)	Length of	Occupation(s)	Complex	Directorships
Name, Business Address	Held with	Time	During Past	Overseen by	Held by
and Year of Birth	Trust	Served	5 Years	Trustee	Trustee
Officers of the Trust
Anne Kochevar	Chief Compliance	Term*	Senior Managing	3	None
Birth Year: 1963	Officer	Length of	Director, Destra
		Service-	Capital Management
901 Warrenville Rd.		Since 2010	LLC, Destra Capital
Suite 15 Lisle, IL 60532			Advisors LLC and
Destra Capital
Investments LLC;
Senior Managing
Director (2002-2010),
Claymore Securities, Inc.

*	Each trustee serves for the lifetime of the Trust until removal, resignation or retirement and his or her successor is elected.

**	Mr. Dalmaso is an “Interested Person” of the Trust, as defined in the 1940 Act, by reason of his positions with and ownership of Destra Capital Management LLC and its subsidiaries.

TRUST INFORMATION

Board of Trustees	Officers	Investment Adviser
Diana S. Ferguson	Nicholas Dalmaso	Destra Capital Advisors LLC
	Chief Executive Officer	Lisle, IL
William M. Fitzgerald
	Anne Kochevar	Distributor
Louis A. Holland, Jr.	Chief Compliance Officer	Destra Capital Investments LLC
Lisle, IL
Nicholas Dalmaso*
Administrator, Accounting Agent,
Custodian and Transfer Agent
* “Interested Person” of		The Bank of New York Mellon
the Trust, as defined in		New York, NY
the Investment Company
Act of 1940, as amended.		Legal Counsel
Chapman and Cutler LLP
Chicago, IL

Independent Registered Public
Accounting Firm
KPMG LLP
Chicago, IL

Privacy Principles of the Trust for Shareholders
The Fund is committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
• If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 287-9646.

Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling (877) 287-9646, or visiting Destra Capital Investments LLC’s website at http://destracapital.com or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at http://destracapital.com. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2. Code of Ethics.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)
There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Diana Ferguson is qualified to serve as an audit committee financial expert serving on its audit committee and that she is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $70,000 for 2011 and $17,000 for 2012.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011 and $0 for 2012.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,000 for 2011 and $6,000 for 2012.

•	Review of excise tax calculations and tax returns for the funds within the Trust.

•	Review of tax adjustments and footnotes within the annual financial statements of the Trust.
All Other Fees

(d)
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2012.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Audit and Non-Audit Services Pre-Approval Policy

Destra Investment Trust Funds (Each, a “Fund”)
Audit and Non-Audit Services Pre-Approval Policy

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees of each Fund is responsible for the appointment, compensation and oversight of the work of the independent auditor.  As part of this responsibility, the Audit Committee is required to pre-approve the audit and permissible non-audit services performed for the Funds, as well as non-audit services performed for a “service affiliate” of the Funds if the engagement relates directly to the operations and financial reporting of the Funds, in order to assure that they do not impair the auditor’s independence from the Funds.  For purposes of this Policy, a “service affiliate” of the Funds is defined as Destra Advisors LLC (“Destra Advisors”) and any entity controlling, controlled by, or under common control with Destra Advisors that provides ongoing services to any Fund.

To implement the provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  While there are many specific provisions contained in the Act and the related rules issued by the SEC, there are three guiding principles that must be considered.  KPMG LLP (“KPMG”) acts as independent auditors for the Funds.  KPMG’s independence will be deemed to be impaired if it provides a service whereby it:

A.  Functions in the role of management,

B.  Is in the position of auditing its own work, or

C.  Serves in an advocacy role for a Fund.

Accordingly, KPMG may not be engaged to perform any service that violates any of the three guidelines enumerated above.  The SEC has specifically identified nine types of prohibited non-audit services which an independent auditor may not perform for its audit clients, and which an independent auditor for the Funds is therefore prohibited from providing to the Funds (or to a service affiliate that is itself an audit client of the independent auditor), as follows:

A.  Bookkeeping or other services related to the accounting records or financial statements of the audit client;

B.  Financial information systems design and implementation;

C.  Appraisal or valuation services, fairness opinions, or contribution-in-kind reports, unless it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements;

D.  Actuarial services, unless it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements;

E.  Internal audit outsourcing services, unless it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements;

F.  Management functions or human resources;

G.  Broker or dealer, investment adviser, or investment banking services;

H.  Legal services and expert services unrelated to the audit; and

I.  Any other service that the Public Company Accounting Oversight Board (“PCAOB”) determines, by regulation, is impermissible.

The Audit Committee has adopted this Audit and Non-Audit Services Pre-Approval Policy, as may be amended from time to time (the “Policy”), which sets forth the procedures and the conditions pursuant to which audit and non-audit services, including non-audit services provided to Destra Advisors and any other service affiliate of the Funds, are to be pre-approved.

The SEC’s rules on auditor independence establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either may be pre-approved by the Audit Committee agreeing to a framework with descriptions of allowable services that are subject to general pre-approval (“general pre-approval”), or require the specific pre-approval of the Audit Committee (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor.

  The Audit Committee will annually review and pre-approve the services that may be provided by KPMG that are subject to general pre-approval, as well as the fees for these services.  Annually, KPMG will send to the Audit Committee engagements letters outlining the audit and tax services that it proposes to providing during the period described in the engagement letters. Such services will typically include the annual audit of financial statements for the Funds, tax return and compliance services (federal, state and excise tax) and tax advice and other consulting services.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities to pre-approve audit and permitted non-audit services performed for the Funds, as well as certain non-audit services performed for a service affiliate of the Funds.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

KPMG has reviewed this Policy and believes that implementation of the Policy will not adversely affect its independence.

II.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The selected member must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

III.	Audit Services

The annual Audit services engagement scope and terms will be subject to the general pre-approval of the Audit Committee.  Audit services include the annual financial statement audits and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements.  The Audit Committee will monitor the Audit services engagement throughout the year and will also approve, if necessary, any changes in terms and conditions resulting from changes in audit scope, Fund structure or other items, beyond what was approved in the engagement letter.  The Audit Committee will annually review and pre-approve the Audit services described in KPMG’s engagement letter.

IV.	Tax Services

Because the Audit Committee believes that, based upon the representations of KPMG, the provision of Tax services to the Funds, such as tax returns (federal, state and excise), tax compliance, tax advise and other consulting services, does not impair its independence, and is consistent with the SEC’s and PCAOB’s rules on auditor independence, the Audit Committee may grant general pre-approval to Tax services.

The Audit Committee will annually review and pre-approve the Tax services described in KPMG’s engagement letter, and the approval of KPMG as the Funds’ independent auditor shall constitute pre-approval of such Tax services.  All other Tax services must be specifically pre-approved by the Audit Committee.

V.	Procedures

At the November 29, 2010 meeting of the Audit Committee, KPMG shall submit to the Audit Committee engagement letters of audit and tax services that are subject to general pre-approval.  These engagement letters shall provide a description of each type of service that is subject to general pre-

approval for the current fiscal year, the maximum fee for each service and the projected fees (or a range of projected fees) for each service that has not been pre-approved, if any.  The Audit Committee will review and pre-approve the types of services, the maximum fee for each service and the projected fees (or a range of projected fees) for any additional service, if any, for such fiscal year.  The services and fee amounts will be updated to the extent necessary at each regularly scheduled meeting of the Audit Committee.

If subsequent to the general pre-approval by the Audit Committee of the services listed on the engagement letters, the Funds or one of their service affiliates determines that it would like to engage KPMG to perform a service not listed on the engagement letters, KPMG shall submit its request for specific pre-approval of such service to the Funds’ Treasurer, and if the proposed service fits within the SEC’s auditor independence guidelines, the Treasurer will arrange for a discussion of the proposed service to be included on the agenda for the next regularly scheduled Audit Committee meeting so that specific pre-approval by the Audit Committee can be obtained.  If the timing of the project is critical and the proposed service needs to commence before the next regularly scheduled Audit Committee meeting, the review and specific pre-approval by the Chairman of the Audit Committee must be obtained before any service is provided.  The Audit Committee Chairman can request that a telephonic meeting of the entire Audit Committee occur to discuss the proposed service.  Communications with the Audit Committee Chairman will be arranged by the Treasurer.  KPMG must not commence any such service until specific pre-approval has been given.

Adopted:                      November 29, 2010

(e)(2)
The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)
The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g)
The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0  for 2011 and $0 for 2012.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Investment Trust

By (Signature and Title)* /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  12/6/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date  12/6/12

By (Signature and Title)* /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date  12/6/12

* Print the name and title of each signing officer under his or her signature.